Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 740,906	$ 888,862
IFRS 16 Adjustments at 1 January 2019		20,769
Additions	(128,279)	64,925
Disposals and other	(3,430)	(7,619)
Transfers from/(to) other accounts	(6,937)
Exchange differences	17,774	(1,780)
Business disposals		(94,401)
Property, plant and equipment at end of the year	620,034	740,906
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	196,586	235,309
Additions	1,391	(74)
Disposals and other	(780)	(13,160)
Transfers from/(to) other accounts	904	408
Exchange differences	9,924	(2,822)
Business disposals		(23,223)
Property, plant and equipment at end of the year	208,025	196,586
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,273,837	1,487,047
Additions	11,095	(1,409)
Disposals and other	(17,664)	(78,774)
Transfers from/(to) other accounts	15,830	38,445
Exchange differences	48,487	(8,908)
Business disposals		(165,382)
Property, plant and equipment at end of the year	1,331,585	1,273,837
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	8,819	11,945
Additions	302	(32)
Disposals and other	(612)	(3,399)
Transfers from/(to) other accounts		220
Exchange differences	(87)	36
Business disposals		(15)
Property, plant and equipment at end of the year	8,422	8,819
Gross carrying amount | Advances Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	106,651	123,364
Additions	27,059	(34,039)
Disposals and other	(1,715)	(7,426)
Transfers from/(to) other accounts	(16,861)	(39,073)
Exchange differences	8,895	(1,881)
Business disposals		(2,372)
Property, plant and equipment at end of the year	124,029	106,651
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	59,502	59,408
Exchange differences	(177)	94
Property, plant and equipment at end of the year	59,325	59,502
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	34,463	36,341
Additions	30
Disposals and other		(2,195)
Exchange differences	(1,305)	317
Property, plant and equipment at end of the year	33,188	34,463
Gross carrying amount | Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	13,298
IFRS 16 Adjustments at 1 January 2019		12,417
Additions	3,374	(777)
Exchange differences	916	104
Property, plant and equipment at end of the year	17,588	13,298
Gross carrying amount | Leased Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	21,333
IFRS 16 Adjustments at 1 January 2019		18,055
Additions	1,405	(3,089)
Transfers from/(to) other accounts	127
Exchange differences	1,581	189
Property, plant and equipment at end of the year	24,446	21,333
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(865,937)	(907,355)
IFRS 16 Adjustments at 1 January 2019		(9,703)
Additions	(101,006)	103,121
Disposals and other	17,337	48,560
Exchange differences	(45,901)	9,091
Business disposals		96,591
Property, plant and equipment at end of the year	(995,507)	(865,937)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(107,646)	(157,197)
Additions	(71,929)	1,224
Disposals and other	4	48,775
Transfers from/(to) other accounts	(6,937)
Exchange differences	(4,559)	2,000
Property, plant and equipment at end of the year	$ (191,066)	$ (107,646)